CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Statement of Financial Position [Abstract]
Allowance for accounts receivables	$ 125	$ 0
Common stock, par value, in dollars per share	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	32,276,000	32,276,000
Common stock, shares outstanding	31,615,000	31,615,000
Preferred stock, par value, in dollars per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0